SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - DT Cloud Star Acquisition Corp [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Money Market Funds (cash equivalents)	$ 341
Cash and marketable securities held in trust	18,421,078	$ 17,876,466	$ 70,456,287
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Money Market Funds (cash equivalents)	341	461	411,429
Cash and marketable securities held in trust	18,421,078	17,876,466	70,456,287
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and marketable securities held in trust
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and marketable securities held in trust